Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of unrecognized tax benefits
RMB
Balance as of January 1, 2019	70,350
Change in unrecognized tax benefits	—
Increase in tax positions	—
Balance as of December 31, 2019	70,350
Change in unrecognized tax benefits	—
Decrease in tax positions	(3,131)
Balance as of December 31, 2020	67,219
Change in unrecognized tax benefits	—
Increase in tax positions	5,994
Balance as of December 31, 2021	73,213

Schedule of income tax expenses
	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expense	139,549	67,609	66,665
Deferred tax expense	4,267	15,778	23,909
Income tax expense	143,816	83,387	90,574

Schedule of deferred income tax assets and liabilities
	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Operating loss carryforward	40,666	53,179
Intangible assets, net	4,493	3,675
Less: valuation allowances	(35,127)	(38,126)
Total	10,032	18,728
Deferred tax liabilities:
Fair value adjustments in relation to short-term investments	—	14,734
Estimated profit arising from future renewal commissions	—	29,752
PRC dividend withholding taxes	26,380	29,230
Total	26,380	73,716

Schedule of effective income tax rate reconciliation
	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income from continuing operations before income taxes, share of income of affiliates, net	560,925	362,302	371,088
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	140,231	90,576	92,772
Expenses not deductible for tax purposes:
—Entertainment	2,516	2,428	2,950
—Other	730	202	81
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(36,527)	(18,114)	(13,523)
Effect of different tax rates of subsidiaries operating in other jurisdictions	—	2,732	2,070
Change in valuation allowance	5,987	(3,355)	2,999
Deferred income tax for dividend distribution	49,267	18,483	10,349
Effect of non-taxable income*	(13,422)	(13,648)	(13,777)
Unrecognized tax benefits arising from certain transfer pricing arrangements	—	—	5,994
Other	(4,966)	4,083	659
Income tax expense	143,816	83,387	90,574